Average Annual Total Returns (dei_DocumentInformationDocumentAxis)	0 Months Ended
Dec. 28, 2012
(Delaware National High-Yield Municipal Bond Fund) | Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	10.70%
5 Years	5.22%
10 Years	5.38%
(Delaware National High-Yield Municipal Bond Fund) | Class A
Average Annual Return:
1 Year	5.46%
5 Years	3.27%
10 Years	4.69%
(Delaware National High-Yield Municipal Bond Fund) | Class A | return after taxes on distributions
Average Annual Return:
1 Year	5.46%
5 Years	3.27%
10 Years	4.69%
(Delaware National High-Yield Municipal Bond Fund) | Class A | return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	5.29%
5 Years	3.49%
10 Years	4.73%
(Delaware National High-Yield Municipal Bond Fund) | Class B
Average Annual Return:
1 Year	5.58%
5 Years	3.17%
10 Years	4.52%
(Delaware National High-Yield Municipal Bond Fund) | Class C
Average Annual Return:
1 Year	8.56%
5 Years	3.44%
10 Years	4.39%
(Delaware National High-Yield Municipal Bond Fund) | Institutional Class
Average Annual Return:
Label	(lifetime: 12/31/08-12/31/11)
1 Year	10.62%
5 Years
Lifetime	15.65%
(Delaware Minnesota High-Yield Municipal Bond Fund) | Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	10.70%
5 Years	5.22%
10 Years	5.38%
(Delaware Minnesota High-Yield Municipal Bond Fund) | Class A
Average Annual Return:
1 Year	5.69%
5 Years	3.42%
10 Years	5.16%
(Delaware Minnesota High-Yield Municipal Bond Fund) | Class A | return after taxes on distributions
Average Annual Return:
1 Year	5.69%
5 Years	3.42%
10 Years	5.16%
(Delaware Minnesota High-Yield Municipal Bond Fund) | Class A | return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	5.14%
5 Years	3.49%
10 Years	5.08%
(Delaware Minnesota High-Yield Municipal Bond Fund) | Class B
Average Annual Return:
1 Year	5.81%
5 Years	3.34%
10 Years	5.01%
(Delaware Minnesota High-Yield Municipal Bond Fund) | Class C
Average Annual Return:
1 Year	8.80%
5 Years	3.59%
10 Years	4.87%
(Delaware Tax-Free California Fund) | Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	10.70%
5 Years	5.22%
10 Years	5.38%
(Delaware Tax-Free California Fund) | Class A
Average Annual Return:
1 Year	6.24%
5 Years	3.42%
10 Years	4.75%
(Delaware Tax-Free California Fund) | Class A | return after taxes on distributions
Average Annual Return:
1 Year	6.24%
5 Years	3.42%
10 Years	4.75%
(Delaware Tax-Free California Fund) | Class A | return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	5.55%
5 Years	3.50%
10 Years	4.69%
(Delaware Tax-Free California Fund) | Class B
Average Annual Return:
1 Year	6.42%
5 Years	3.33%
10 Years	4.59%
(Delaware Tax-Free California Fund) | Class C
Average Annual Return:
1 Year	9.44%
5 Years	3.59%
10 Years	4.44%
(Delaware Tax-Free Idaho Fund) | Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	10.70%
5 Years	5.22%
10 Years	5.38%
(Delaware Tax-Free Idaho Fund) | Class A
Average Annual Return:
1 Year	3.48%
5 Years	3.69%
10 Years	4.45%
(Delaware Tax-Free Idaho Fund) | Class A | return after taxes on distributions
Average Annual Return:
1 Year	3.48%
5 Years	3.69%
10 Years	4.45%
(Delaware Tax-Free Idaho Fund) | Class A | return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	3.56%
5 Years	3.69%
10 Years	4.39%
(Delaware Tax-Free Idaho Fund) | Class B
Average Annual Return:
1 Year	3.58%
5 Years	3.60%
10 Years	4.30%
(Delaware Tax-Free Idaho Fund) | Class C
Average Annual Return:
1 Year	6.58%
5 Years	3.85%
10 Years	4.16%
(Delaware Tax-Free New York Fund) | Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	10.70%
5 Years	5.22%
10 Years	5.38%
(Delaware Tax-Free New York Fund) | Class A
Average Annual Return:
1 Year	5.04%
5 Years	3.96%
10 Years	4.96%
(Delaware Tax-Free New York Fund) | Class A | return after taxes on distributions
Average Annual Return:
1 Year	5.04%
5 Years	3.96%
10 Years	4.96%
(Delaware Tax-Free New York Fund) | Class A | return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	4.60%
5 Years	3.94%
10 Years	4.87%
(Delaware Tax-Free New York Fund) | Class B
Average Annual Return:
1 Year	5.16%
5 Years	3.89%
10 Years	4.82%
(Delaware Tax-Free New York Fund) | Class C
Average Annual Return:
1 Year	8.16%
5 Years	4.15%
10 Years	4.67%